COSTS AND EXPENSES BY NATURE (Details) - Schedule of depreciation and amortisation expense - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Material Income And Expense Abstract
Depreciation	[1]	$ 1,389,465	$ 1,307,032	$ 1,318,725
Amortization		80,511	65,596	58,410
Total		$ 1,469,976	$ 1,372,628	$ 1,377,135

[1]	Included within this amount is the depreciation of the Properties, plants and equipment (See Note 17 (a)) and the maintenance of the aircraft recognized as assets by right of use. The maintenance cost amount included in the depreciation line for the period ended December 31, 2019 is ThUS$ 445,680 and ThUS$ 366,393 for the same period 2018.